GE CAPITAL LIFE SEPARATE ACCOUNT III

Financial Statements

June 30, 2003

(Unaudited)

GE CAPITAL LIFE SEPARATE ACCOUNT III

June 30, 2003

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities

June 30, 2003

(Unaudited)

AIM Variable Insurance Funds
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at market value (note 2a):	$—	—	—	—
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—
Payable for units withdrawn	—	—	—	—

Total liabilities	—	—	—	—

Net assets attributable to variable life policy owners	$—	—	—	—

Outstanding units (notes 2, 4, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Investments in securities, at cost	$—	—	—	—

Shares outstanding	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at market value (note 2a):	$301	—	—	—	11	—
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	$301	—	—	—	11	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$301	—	—	—	11	—

Outstanding units (notes 2, 4, and 5): Type I	28	—	—	—	1	—

Net asset value per unit: Type I	$10.85	—	—	—	11.58	—

Investments in securities, at cost	$276	—	—	—	9	—

Shares outstanding	16	—	—	—	1	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Eaton Vance Variable Trust		Federated Insurance Series
	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at market value (note 2a):	$—	—	—	—	—
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets attributable to variable life policy owners	$—	—	—	—	—

Outstanding units (notes 2, 4, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Investments in securities, at cost	$—	—	—	—	—

Shares outstanding	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)		Fidelity Variable Products Fund II (“VIP II”)	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity — Income Portfolio — Service Class 2	VIP Growth Portfolio — Service Class 2	VIP II Contrafund® Portfolio — Service Class 2	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Service Class 2	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at market value (note 2a):	$297	—	4,831	—	—	7,331
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	297	—	4,831	—	—	7,331

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$297	—	4,831	—	—	7,331

Outstanding units (notes 2, 4, and 5): Type I	28	—	461	—	—	691

Net asset value per unit: Type I	$10.52	—	10.49	—	—	10.61

Investments in securities, at cost	$275	—	4,646	—	—	6,973

Shares outstanding	15	—	247	—	—	389

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at market value (note 2a):	$140	156	—	10	—	9,873	10	—	—	—
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—	—	—	—

Total assets	140	156	—	10	—	9,873	10	—	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$140	156	—	10	—	9,873	10	—	—	—

Outstanding units (notes 2, 4, and 5): Type I	13	15	—	1	—	938	1	—	—	—

Net asset value per unit: Type I	$10.71	10.57	—	10.52	—	10.53	9.91	—	—	—

Investments in securities, at cost	$138	141	—	9	—	9,564	9	—	—	—

Shares outstanding	10	10	—	—	—	547	1	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Greenwich Street Series Fund	Janus Aspen Series
	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Service Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Service Shares
Assets
Investments at market value (note 2a):	$—	9,553	—	—	—	—	—	—	2,427
Dividend receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—	—	—

Total assets	—	9,553	—	—	—	—	—	—	2,427

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$—	9,553	—	—	—	—	—	—	2,427

Outstanding units (notes 2, 4, and 5): Type I	—	919	—	—	—	—	—	—	250

Net asset value per unit: Type I	$—	10.40	—	—	—	—	—	—	9.71

Investments in securities, at cost	$—	9,526	—	—	—	—	—	—	2,338

Shares outstanding	—	426	—	—	—	—	—	—	109

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at market value (note 2a):	$—	—	—	—	—	—
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	—	—	—	—	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	—	—	—	—	—	—

Net assets attributable to variable life policy owners	$—	—	—	—	—	—

Outstanding units (notes 2, 4, and 5): Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Investments in securities, at cost	$—	—	—	—	—	—

Shares outstanding	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares
Assets
Investments at market value (note 2a):	$—	—	—	31	—
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	—	—

Total assets	—	—	—	31	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—	—
Payable for units withdrawn	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets attributable to variable life policy owners	$—	—	—	31	—

Outstanding units (notes 2, 4, and 5): Type I	—	—	—	3	—

Net asset value per unit: Type I	$—	—	—	10.19	—

Investments in securities, at cost	$—	—	—	27	—

Shares outstanding	—	—	—	2	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares
Assets
Investments at market value (note 2a)	$4,661	4,904	8,746	13,252	—	—
Dividend receivable	9	26	21	27	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	4,670	4,930	8,767	13,279	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	9	26	21	27	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	9	26	21	27	—	—

Net assets attributable to variable life policy owners	$4,661	4,904	8,746	13,252	—	—

Outstanding units (notes 2, 4, and 5): Type I	435	393	784	1,221	—	—

Net asset value per unit: Type I	$10.71	12.47	11.15	10.85	—	—

Investments in securities, at cost	$4,657	4,804	8,450	13,216	—	—

Shares outstanding	454	618	754	1,260	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc	Van Kampen Life Investment Trust
	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at market value (note 2a):	$—	—	—	—
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	—	—
Payable for units withdrawn	—	—	—	—

Total liabilities	—	—	—	—

Net assets attributable to variable life policy owners	$—	—	—	—

Outstanding units (notes 2, 4, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Investments in securities, at cost	$—	—	—	—

Shares outstanding	—	—	—	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations

(Unaudited)

AIM Variable Insurance Funds
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—

Net investment income (expense)	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	—	—
Unrealized appreciation (depreciation)	—	—	—	—
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—

Increase (decrease) in net assets from operations	$—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund Inc. — Initial Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$2	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1	—	—	—	—	—

Net investment income (expense)	1	—	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2	—	—	—	—	—
Unrealized appreciation (depreciation)	28	—	—	—	2	—
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	30	—	—	—	2	—

Increase (decrease) in net assets from operations	$31	—	—	—	2	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Eaton Vance Variable Trust		Federated Insurance Series
	VT Floating — Rate Income Fund	VT Worldwide Health Sciences Fund	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—

Net investment income (expense)	—	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	—	—	—
Unrealized appreciation (depreciation)	—	—	—	—	—
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Increase (decrease) in net assets from operations	$—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)		Fidelity Variable Products Fund II (“VIP II”)	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Service Class 2	VIP II Contrafund® Portfolio — Service Class 2	VIP II Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Service Class 2	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$2	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1	—	2	—	—	3

Net investment income (expense)	1	—	(2)	—	—	(3)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	1	—	—	2
Unrealized appreciation (depreciation)	25	—	185	—	—	358
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	25	—	186	—	—	360

Increase (decrease) in net assets from operations	$26	—	184	—	—	357

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	15	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	20	—	—	4	—	—	—	—

Net investment income (expense)	—	—	(5)	—	—	(4)	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	1	—	—	—	1	—	—	—	—
Unrealized appreciation (depreciation)	3	15	—	2	—	312	1	—	—	—
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	3	16	—	2	—	313	1	—	—	—

Increase (decrease) in net assets from operations	$3	16	(5)	2	—	309	1	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Greenwich Street Series Fund	Janus Aspen Series
	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Service Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Service Shares
	Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	85	—	—	—	—	—	—	15
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	4	—	—	—	—	—	—	1

Net investment income (expense)	—	81	—	—	—	—	—	—	14

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	1	—	—	—	—	—	—	1
Unrealized appreciation (depreciation)	—	27	—	—	—	—	—	—	89
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	28	—	—	—	—	—	—	90

Increase (decrease) in net assets from operations	$—	109	—	—	—	—	—	—	90

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—

Net investment income (expense)	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	—	—	—	—
Unrealized appreciation (depreciation)	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—

Increase (decrease) in net assets from operations	$—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—

Net investment income (expense)	—	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	—	1	—
Unrealized appreciation (depreciation)	—	—	—	4	—
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	5	—

Increase (decrease) in net assets from operations	$—	—	—	5	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	PIMCO Variable Insurance Trust				The Prudential Series Funds, Inc.
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$15	44	76	87	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2	2	12	14	—	—

Net investment income (expense)	13	42	64	73	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	1	16	127	—	—
Unrealized appreciation (depreciation)	5	100	295	36	—	—
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	5	101	311	163	—	—

Increase (decrease) in net assets from operations	$18	143	375	236	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Operations, Continued

(Unaudited)

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc	Van Kampen Life Investment Trust
	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—

Net investment income (expense)	—	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	—	—
Unrealized appreciation (depreciation)	—	—	—	—
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—	—

Increase (decrease) in net assets from operations	$—	—	—	—

See accompanying notes to financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets

(Unaudited)

AIM Variable Insurance Funds
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—
Net realized gain (loss)	—	—	—	—
Unrealized appreciation (depreciation) on investments	—	—	—	—
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

From capital transactions:
Net premiums	—	—	—	—
Loan interest	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—
Surrenders	—	—	—	—
Loans	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	—	—
Transfers (to) from other subaccounts	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	—	—

Increase (decrease) in net assets	—	—	—	—
Net assets at beginning of year	—	—	—	—

Net assets at end of period	$—	—	—	—

Changes in units (note 5):
Units purchased	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1	—	—	—	—	—
Net realized gain (loss)	2	—	—	—	—	—
Unrealized appreciation (depreciation) on investments	28	—	—	—	2	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	31	—	—	—	2	—

From capital transactions:
Net premiums	257	—	—	—	—	—
Loan Interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—
Loans	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(75)	—	—	—	(12)	—
Transfers (to) from the Guarantee Account	1	—	—	—	—	—
Transfers (to) from other subaccounts	—	—	—	—	21	—

Increase (decrease) in net assets from capital transactions (note 5)	182	—	—	—	9	—

Increase (decrease) in net assets	213	—	—	—	11	—
Net assets at beginning of year	88	—	—	—	—	—

Net assets at end of period	$301	—	—	—	11	—

Changes in units (note 5):
Units purchased	27	—	—	—	2	—
Units redeemed	(8)	—	—	—	(1)	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	19	—	—	—	1	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Eaton Vance Variable Trust		Federated Insurance Series
	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Unrealized appreciation (depreciation) on investments	—	—	—	—	—
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—	—

From capital transactions:
Net premiums	—	—	—	—	—
Loan interest	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—
Surrenders	—	—	—	—	—
Loans	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	—	—	—
Transfers (to) from other subaccounts	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	—	—	—

Increase (decrease) in net assets	—	—	—	—	—
Net assets at beginning of year	—	—	—	—	—

Net assets at end of period	$—	—	—	—	—

Changes in units (note 5):
Units purchased	—	—	—	—	—
Units redeemed	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)		Fidelity Variable Products Fund II (“VIP II”)	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Service Class 2	VIP II Contrafund® Portfolio — Service Class 2	VIP II Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Service Class 2	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1	—	(2)	—	—	(3)
Net realized gain (loss)	—	—	1	—	—	2
Unrealized appreciation (depreciation) on investments	25	—	185	—	—	358
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	26	—	184	—	—	357

From capital transactions:
Net premiums	257	—	—	—	—	—
Loan interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—
Loans	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(75)	—	(34)	—	—	(58)
Transfers (to) from the Guarantee Account	—	—	—	—	—	—
Transfers (to) from other subaccounts	—	—	4,681	—	—	7,032

Increase (decrease) in net assets from capital transactions (note 5)	182	—	4,647	—	—	6,974

Increase (decrease) in net assets	208	—	4,831	—	—	7,331
Net assets at beginning of year	89	—	—	—	—	—

Net assets at end of period	$297	—	4,831	—	—	7,331

Changes in units (note 5):
Units purchased	27	—	464	—	—	697
Units redeemed	(8)	—	(3)	—	—	(6)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	19	—	461	—	—	691

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Income Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	(5)	—	—	(4)	—	—	—	—
Net realized gain (loss)	—	1	—	—	—	1	—	—	—	—
Unrealized appreciation (depreciation) on investments	3	15	—	2	—	312	1	—	—	—
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	3	16	(5)	2	—	309	1	—	—	—

From capital transactions:
Net premiums	128	128	51,192	—	—	257	—	—	—	—
Loan interest	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(38)	(44)	(830)	(12)	—	(143)	(24)	—	—	—
Transfers (to) from the Guarantee Account	—	—	21	(1)	—	1	(9)	—	—	—
Transfers (to) from other subaccounts	—	11	(50,378)	21	—	9,362	42	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	91	95	5	8	—	9,476	9	—	—	—

Increase (decrease) in net assets	94	111	—	10	—	9,785	10	—	—	—
Net assets at beginning of year	46	45	—	—	—	88	—	—	—	—

Net assets at end of period	$140	156	—	10	—	9,873	10	—	—	—

Changes in units (note 5):
Units purchased	13	15	—	2	—	943	2	—	—	—
Units redeemed	(4)	(5)	—	(1)	—	(14)	(1)	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	9	10	—	1	—	929	1	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Greenwich Street Series Fund	Janus Aspen Series
	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Service Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Service Shares
	Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	81	—	—	—	—	—	—	14
Net realized gain (loss)	—	1	—	—	—	—	—	—	1
Unrealized appreciation (depreciation) on investments	—	27	—	—	—	—	—	—	89
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	109	—	—	—	—	—	—	104

From capital transactions:
Net premiums	—	128	—	—	—	—	—	—	—
Loan interest	—	—	—	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	(123)	—	—	—	—	—	—	(17)
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—	—	—
Transfers (to) from other subaccounts	—	9,393	—	—	—	—	—	—	2,340

Increase (decrease) in net assets from capital transactions (note 5)	—	9,399	—	—	—	—	—	—	2,323

Increase (decrease) in net assets	—	9,508	—	—	—	—	—	—	2,427
Net assets at beginning of year	—	45	—	—	—	—	—	—	—

Net assets at end of period	$—	9,553	—	—	—	—	—	—	2,427

Changes in units (note 5):
Units purchased	—	926	—	—	—	—	—	—	252
Units redeemed	—	(12)	—	—	—	—	—	—	(2)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	914	—	—	—	—	—	—	250

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—	—
Unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—	—	—

From capital transactions:
Net premiums	—	—	—	—	—	—
Loan Interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—
Loans	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	—	—	—	—
Transfers (to) from other subaccounts	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	—	—	—	—

Increase (decrease) in net assets	—	—	—	—	—	—
Net assets at beginning of year	—	—	—	—	—	—

Net assets at end of period	$—	—	—	—	—	—

Changes in units (note 5):
Units purchased	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	—	—	—	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—
Net realized gain (loss)	—	—	—	1	—
Unrealized appreciation (depreciation) on investments	—	—	—	4	—
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	5	—

From capital transactions:
Net premiums	—	—	—	—	—
Loan interest	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death Benefits	—	—	—	—	—
Surrenders	—	—	—	—	—
Loans	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	(37)	—
Transfers (to) from the Guarantee Account	—	—	—	(1)	—
Transfers (to) from other subaccounts	—	—	—	63	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	—	26	—

Increase (decrease) in net assets	—	—	—	31	—
Net assets at beginning of year	—	—	—	—	—

Net assets at end of period	$—	—	—	31	—

Changes in units (note 5):
Units purchased	—	—	—	7	—
Units redeemed	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	—	—	7	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II Shares	Jennison Portfolio — Class II Shares
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$13	42	64	73	—	—
Net realized gain (loss)	—	1	16	127	—	—
Unrealized appreciation (depreciation) on investments	5	100	295	36	—	—
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	18	143	375	236	—	—

From capital transactions:
Net premiums	—	128	7,563	7,563	—	—
Loan interest	—	—	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—
Loans	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(40)	(79)	(854)	(874)	—	—
Transfers (to) from the Guarantee Account	(9)	(26)	(17)	(22)	—	—
Transfers (to) from other subaccounts	4,691	4,691	1,679	6,350	—	—

Increase (decrease) in net assets from capital transactions (note 5)	4,643	4,715	8,371	13,016	—	—

Increase (decrease) in net assets	4,661	4,858	8,746	13,252	—	—
Net assets at beginning of year	—	46	—	—	—	—

Net assets at end of period	$4,661	4,904	8,746	13,252	—	—

Changes in units (note 5):
Units purchased	439	395	864	1,303	—	—
Units redeemed	(4)	(6)	(80)	(82)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	435	389	784	1,221	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

(Unaudited)

	Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc	Van Kampen Life Investment Trust
	OTC Fund	Salomon Brothers Variable All Cap Fund — Class II	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003	Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—
Net realized gain (loss)	—	—	—	—
Unrealized appreciation (depreciation) on investments	—	—	—	—
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	—	—	—	—

From capital transactions:
Net premiums	—	—	—	—
Loan interest	—	—	—	—
Transfers (to) from the general account of GE Capital Life:
Death benefits	—	—	—	—
Surrenders	—	—	—	—
Loans	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	—	—
Transfers (to) from other subaccounts	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	—	—

Increase (decrease) in net assets	—	—	—	—
Net assets at beginning of year	—	—	—	—

Net assets at end of period	$—	—	—	—

Changes in units (note 5):
Units purchased	—	—	—	—
Units redeemed	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	—	—	—

See accompanying notes to financial statements.

GE Capital Life Separate Account III

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GE Capital Life Separate Account III (“the Account”) is a separate investment account established in 2000 by GE Capital Life Assurance Company of New York (“GE Capital Life”) under the laws of the State of New York. The account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Capital Life

GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (“UPL”). UPL later changed its name to General Electric Capital Assurance Company (“GECA”). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life Assurance Company of New York. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (“GEI”). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (“GECC”), which in turn is wholly-owned, directly or indirectly, by General Electric Company (“GE”).

In May, 2003, the following portfolios were added to the Account:

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.

Technology Portfolio — Class B

Eaton Vance Variable Trust

VT Floating-Rate Income Fund

VT Worldwide Health Sciences Fund

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Dynamic Capital Appreciation Portfolio —Service Class 2

GE Investments Funds, Inc.

Real Estate Securities Fund

Total Return Fund

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund —Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA —Service Shares

Oppenheimer Capital Appreciation Fund/VA —Service Shares

Oppenheimer Main Street Small Cap Fund/VA —Service Shares

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable All Cap Fund — Class II

The Prudential Series Fund, Inc.

Jennison 20/20 Focus Portfolio — Class II Shares

Jennison Portfolio — Class II Shares

All designated portfolios described are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(b)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(c)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds, Inc.:
AIM V.I. Basic Value Fund — Series II Shares	$—	$—
AIM V.I. Capital Appreciation Fund — Series I Shares	—	—
AIM V.I. Growth Fund — Series I Shares	—	—
AIM V.I. Premier Equity Fund — Series I Shares	—	—
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	259	76
Premier Growth Portfolio — Class B	—	—
Quasar Portfolio — Class B	—	—
Technology Portfolio — Class B	—	—
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	21	12
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	—	—
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	—	—
VT Worldwide Health Sciences Fund	—	—
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares	—	—
Federated International Small Company Fund II	—	—
Federated Kaufmann Fund II — Service Shares	—	—
Fidelity Variable Insurance Products Fund (“VIP”):
VIP Equity-Income Portfolio — Service Class 2	259	75
VIP Growth Portfolio — Service Class 2	—	—
Fidelity Variable Insurance Products Fund II (“VIP II”):
VIP II Contrafund® Portfolio — Service Class 2	4,681	36

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	$—	$—
VIP III Growth & Income Portfolio — Service Class 2	—	—
VIP III Mid Cap Portfolio — Service Class 2	7,032	61
GE Investments Funds, Inc.:
Income Fund	128	38
Mid-Cap Value Equity Fund	139	44
Money Market Fund	51,208	51,208
Premier Growth Equity Fund	21	12
Real Estate Securities Fund	—	—
S&P 500® Index Fund	9,618	148
Small-Cap Value Equity Fund	21	12
Total Return Fund	—	—
U.S. Equity Fund	—	—
Value Equity Fund	—	—
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II	—	—
Janus Aspen Series:
Balanced Portfolio — Service Shares	9,607	128
Capital Appreciation Portfolio — Service Shares	—	—
Global Life Sciences Portfolio — Service Shares	—	—
Global Technology Portfolio — Service Shares	—	—
Growth Portfolio — Service Shares	—	—
International Growth Portfolio — Service Shares	—	—
Mid Cap Growth Portfolio — Service Shares	—	—
Worldwide Growth Portfolio — Service Shares	2,355	18
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	—	—
MFS® Investors Trust Series — Service Class Shares	—	—
MFS® New Discovery Series — Service Class Shares	—	—
MFS® Utilities Series — Service Class Shares	—	—
Nations Separate Account Trust:
Nations Marsico Growth Portfolio	—	—
Nations Marsico International Opportunities Portfolio	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares	—	—
Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	—
Oppenheimer Global Securities Fund/VA — Service Shares	—	—
Oppenheimer Main Street Fund/VA — Service Shares	63	37
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	—	—
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	4,698	42
High Yield Portfolio — Administrative Class Shares	4,838	81
Long-Term U.S. Government Portfolio — Administrative Class Shares	9,302	869
Total Return Portfolio — Administrative Class Shares	13,977	888
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Portfolio — Class II Shares	—	—
Jennison Portfolio — Class II Shares	—	—

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Rydex Variable Trust:
OTC Fund	$—	$—
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable All Cap Fund — Class II	—	—
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	—	—
Emerging Growth Portfolio — Class II Shares	—	—

(4)	Related Party Transactions

(a)  GE Capital Life

Policy Form NY1260 and NY1261

Net premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible premium variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

Certain policy owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

A mortality and expense risk charge is deducted monthly from the unloaned assets in the subaccounts. This charge is for the mortality and expense risks that GE Capital Life assumes. This charge is equal to an effective annual rate of .50% of the first $100,000 of the policy’s unloaned assets in the subaccounts (.50% of the first $200,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .10% of the policy’s unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Capital Life does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $100,000 ($200,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy value. The monthly deduction consists of a cost of the mortality and expense risk charge (discussed above), a policy charge of $5 ($8 per month maximum), a maximum monthly expense charge of $.33 per $1,000 of specified amount for the first ten policy years and any charges for additional benefits added by riders to the policy and a cost of insurance charge which varies by the Insured’s gender, issue age, risk class and year of coverage but is guaranteed not to exceed $83.33 per $1,000 of specified amount (currently, $67.13 per $1,000 of specified amount).

There will be a surrender charge if the policy is surrendered during the surrender period. The maximum surrender charge assessed is $32.00 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) and by the year of coverage. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GE Capital Life reserves the right to assess a partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Currently there is no charge assessed for partial surrenders.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(b)  Receivable from Affiliate

Receivable from affiliate represents receivable from GE Capital Life resulting from operations.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits are accrued and payable to GE Capital Life.

(d)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to Capital Brokerage Corporation.

(e)  GE Investments funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets an effective annual rate of .50% for the Income Fund, .65% for the Mid-Cap Value Equity Fund, .37% for the Money Market Fund, .65% for the Premier Growth Equity Fund, .35% for the S&P 500 Index Fund, .80% for the Small-Cap Value Equity Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts, by subaccount, from capital transactions with policy owners, for the period ended June 30, 2003, is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the period ended June 30, 2003 follows.

Expenses as a percentage of average net assets represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying portfolio in which the subaccount invests.

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

The total return below represents the annual total return for the periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Statement of Additional Information for a product supported by the Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	—	$11.06	$—	0.00%	0.00%	10.57%
AIM V.I. Capital Appreciation Fund — Series I Shares	—	10.44	—	0.00%	0.00%	11.38%
AIM V.I. Growth Fund — Series I Shares	—	10.61	—	0.00%	0.00%	13.89%
AIM V.I. Premier Equity Fund — Series I Shares	—	10.23	—	0.00%	0.00%	10.42%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	28	10.85	—	0.00%	1.24%	15.31%
Premier Growth Portfolio — Class B	—	9.87	—	0.00%	0.00%	9.72%
Quasar Portfolio — Class B	—	11.17	—	0.00%	0.00%	17.26%
Technology Portfolio — Class B	—	10.90	—	0.00%	0.00%	9.00%
Dreyfus
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	1	11.58	—	0.00%	0.18%	15.79%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	—	10.12	—	0.00%	0.00%	10.27%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	—	10.08	—	0.00%	0.00%	0.76%
VT Worldwide Health Sciences Fund	—	11.16	—	0.00%	0.00%	11.59%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	—	11.97	—	0.00%	0.00%	12.93%
Federated International Small Company Fund II	—	10.73	—	0.00%	0.00%	15.72%
Federated Kaufmann Fund II — Service Shares	—	11.31	—	0.00%	0.00%	13.09%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	28	10.52	—	0.00%	1.18%	10.55%
VIP Growth Portfolio — Service Class 2	—	10.48	—	0.00%	0.00%	13.30%
VIP II Contrafund® Portfolio — Service Class 2	461	10.49	5	0.00%	0.00%	9.47%
Fidelity Variable Insurance Products Fund III (“VIPIII”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	10.77	—	0.00%	0.00%	7.67%
VIP III Growth & Income Portfolio — Service Class 2	—	10.79	—	0.00%	0.00%	12.32%
VIP III Mid Cap Portfolio — Service Class 2	691	10.61	7	0.00%	0.00%	8.78%
GE Investments Funds, Inc.
Income Fund	13	10.71	—	0.00%	0.00%	3.79%
Mid-Cap Value Equity Fund	15	10.57	—	0.00%	0.00%	12.48%
Money Market Fund	—	1.01	—	0.00%	0.40%	0.45%
Premier Growth Equity Fund	1	10.52	—	0.00%	0.00%	12.90%
Real Estate Securities Fund	—	10.85	—	0.00%	0.00%	8.53%
S&P 500® Index Fund	938	10.53	10	0.00%	0.00%	11.56%
Small-Cap Value Equity Fund	1	9.91	—	0.00%	0.00%	3.60%
Total Return Fund	—	10.51	—	0.00%	0.00%	5.15%

GE CAPITAL LIFE SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
U.S. Equity Fund	—	$10.41	$—	0.00%	0.00%	9.98%
Value Equity Fund	—	10.37	—	0.00%	0.00%	9.51%
Greenwich Street Series Fund
Salomon Brothers Variable EmergingGrowth Fund — Class II	—	10.96	—	0.00%	0.00%	9.58%
Janus Aspen Series
Balanced Portfolio — Service Shares	919	10.40	10	0.00%	3.35%	6.11%
Capital Appreciation Portfolio — Service Shares	—	10.23	—	0.00%	0.00%	8.62%
Global Life Sciences Portfolio — Service Shares	—	10.39	—	0.00%	0.00%	12.27%
Global Technology Portfolio — Service Shares	—	10.63	—	0.00%	0.00%	18.26%
Growth Portfolio — Service Shares	—	10.27	—	0.00%	0.00%	11.60%
International Growth Portfolio — Service Shares	—	9.87	—	0.00%	0.00%	6.34%
Mid Cap Growth Portfolio — Service Shares	—	11.15	—	0.00%	0.00%	16.07%
Worldwide Growth Portfolio — Service Shares	250	9.71	2	0.00%	2.41%	6.48%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	—	10.35	—	0.00%	0.00%	12.88%
MFS® Investors Trust Series — Service Class Shares	—	10.19	—	0.00%	0.00%	8.80%
MFS® New Discovery Series — Service Class Shares	—	10.62	—	0.00%	0.00%	12.62%
MFS® Utilities Series — Service Class Shares	—	12.36	—	0.00%	0.00%	20.96%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	—	10.85	—	0.00%	0.00%	8.47%
Nations Marsico International Opportunities Portfolio	—	10.92	—	0.00%	0.00%	9.17%
Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA — Service Shares	—	10.98	—	0.00%	0.00%	9.82%

Oppenheimer Capital Appreciation Fund/VA — Service Shares	—	10.67	—	0.00%	0.00%	6.70%

Oppenheimer Global Securities Fund/VA — Service Shares	—	10.31	—	0.00%	0.00%	11.61%

Oppenheimer Main Street Fund/VA — Service Shares	3	10.19	—	0.00%	1.29%	10.15%

Oppenheimer Main Street Small Cap Fund/VA — Service Shares	—	11.15	—	0.00%	0.00%	11.47%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	435	10.71	5	0.00%	1.26%	3.38%
High Yield Portfolio — Administrative Class Shares	393	12.47	5	0.00%	3.34%	14.86%

Long-Term U.S. Government Portfolio — Administrative Class Shares	784	11.15	9	0.00%	1.61%	6.27%
Total Return Portfolio — Administrative Class Shares	1,221	10.85	13	0.00%	1.48%	4.49%
The Prudential Series Fund, Inc.
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.59	—	0.00%	0.00%	5.88%
Jennison Portfolio — Class II Shares	—	10.58	—	0.00%	0.00%	5.80%
Rydex Variable Trust
OTC Fund	—	11.69	—	0.00%	0.00%	20.88%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	—	10.94	—	0.00%	0.00%	9.45%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	—	11.11	—	0.00%	0.00%	13.07%
Emerging Growth Portfolio — Class II Shares	—	9.46	—	0.00%	0.00%	7.68%